Supplemental Guarantor Information - Unaudited Consolidated Statement of Financial Position (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Jun. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Current assets:
Cash and cash equivalents	$ 1,797	$ 41,473		$ 20,491
Accounts receivable, net	398	9,185		15,476
Inventories	432	9,967		10,538
Recoverable taxes	223	5,141		7,567
Other current assets and Other current financial assets		4,692		2,724
Total current assets	3,053	70,458		56,796
Non-current assets:
Investments in associates and joint ventures	368	8,491		9,751
Rights of use assets	53	1,225		1,382
Property, plant and equipment, net	2,655	61,276	[2]	61,187	[2]
Intangible assets, net	4,737	109,339		112,050
Deferred tax assets	491	11,333		10,432
Other non-current assets and Other current financial assets		9,779		6,241
Total non-current assets	8,727	201,443		201,043
Total assets	11,780	271,901		257,839		$ 257,839
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		17,247		11,485
Current portionof lease liabilities	21	493		483
Interest payable	30	682		439
Suppliers	702	16,213		19,832
Other current liabilities		23,448		18,771
Total current liabilities	2,516	58,083		51,010
Non-current liabilities:
Bank loans and notes payable	3,208	74,039		58,492
Lease liabilities	35	817		900
Other non-current liabilities		13,079		17,752
Total non-current liabilities	3,810	87,935		77,144
Total liabilities	6,326	146,018		128,154		128,154
Equity:
Equity attributable to equity holders of the parent	5,201	120,054		122,934
Non-controlling interest in consolidated subsidiaries	253	5,829		6,751
Total equity	5,454	125,883		129,685		$ 129,075	$ 131,750
Total liabilities and equity	$ 11,780	271,901		257,839
Coca-Cola FEMSA [member]
Current assets:
Cash and cash equivalents		21,327		9,849
Accounts receivable, net		23,315		18,832
Inventories		0		0
Recoverable taxes		226		189
Other current assets and Other current financial assets		31		188
Total current assets		44,899		29,058
Non-current assets:
Investments in associates and joint ventures		139,237		153,782
Rights of use assets		0		0
Property, plant and equipment, net		0		0
Intangible assets, net		28,863		27,608
Deferred tax assets		5,160		4,411
Other non-current assets and Other current financial assets		36,878		22,697
Total non-current assets		210,138		208,498
Total assets		255,037		237,556
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		13,649		9,421
Current portionof lease liabilities		0		0
Interest payable		654		422
Suppliers		16		11
Other current liabilities		32,579		33,151
Total current liabilities		46,898		43,005
Non-current liabilities:
Bank loans and notes payable		73,458		57,455
Lease liabilities		0		0
Other non-current liabilities		16,405		14,161
Total non-current liabilities		89,863		71,616
Total liabilities		136,761		114,621
Equity:
Equity attributable to equity holders of the parent		118,276		122,935
Non-controlling interest in consolidated subsidiaries		0		0
Total equity		118,276		122,935
Total liabilities and equity		255,037		237,556
Wholly-Owned guarantors subsidiaries [member]
Current assets:
Cash and cash equivalents		9,345		4,464
Accounts receivable, net		27,356		28,528
Inventories		1,630		1,462
Recoverable taxes		1,339		1,474
Other current assets and Other current financial assets		328		522
Total current assets		39,998		36,450
Non-current assets:
Investments in associates and joint ventures		116,393		147,846
Rights of use assets		512		594
Property, plant and equipment, net		18,650		19,130
Intangible assets, net		37,284		36,501
Deferred tax assets		2,260		2,208
Other non-current assets and Other current financial assets		7,122		5,742
Total non-current assets		182,221		212,021
Total assets		222,219		248,471
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		0		0
Current portionof lease liabilities		145		143
Interest payable		0		0
Suppliers		8,250		3,735
Other current liabilities		37,564		48,249
Total current liabilities		45,959		52,127
Non-current liabilities:
Bank loans and notes payable		0		0
Lease liabilities		369		452
Other non-current liabilities		36,923		36,797
Total non-current liabilities		37,292		37,249
Total liabilities		83,251		89,376
Equity:
Equity attributable to equity holders of the parent		138,968		159,095
Non-controlling interest in consolidated subsidiaries		0		0
Total equity		138,968		159,095
Total liabilities and equity		222,219		248,471
Combined non-guarantor subsidiaries [member]
Current assets:
Cash and cash equivalents		10,801		6,178
Accounts receivable, net		43,141		59,730
Inventories		8,337		9,076
Recoverable taxes		3,576		5,904
Other current assets and Other current financial assets		4,333		2,014
Total current assets		70,188		82,902
Non-current assets:
Investments in associates and joint ventures		2,637		3,571
Rights of use assets		713		788
Property, plant and equipment, net		42,626		42,057
Intangible assets, net		43,192		47,941
Deferred tax assets		3,913		3,813
Other non-current assets and Other current financial assets		8,869		19,663
Total non-current assets		101,950		117,833
Total assets		172,138		200,735
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		3,598		2,064
Current portionof lease liabilities		348		340
Interest payable		28		17
Suppliers		8,011		16,225
Other current liabilities		37,868		28,846
Total current liabilities		49,853		47,492
Non-current liabilities:
Bank loans and notes payable		581		1,037
Lease liabilities		448		448
Other non-current liabilities		2,841		8,653
Total non-current liabilities		3,870		10,138
Total liabilities		53,723		57,630
Equity:
Equity attributable to equity holders of the parent		112,586		136,354
Non-controlling interest in consolidated subsidiaries		5,829		6,751
Total equity		118,415		143,105
Total liabilities and equity		172,138		200,735
Eliminations [member]
Current assets:
Cash and cash equivalents		0		0
Accounts receivable, net		(84,627)		(91,614)
Inventories		0		0
Recoverable taxes		0		0
Other current assets and Other current financial assets		0		0
Total current assets		(84,627)		(91,614)
Non-current assets:
Investments in associates and joint ventures		(249,776)		(295,448)
Rights of use assets		0		0
Property, plant and equipment, net		0		0
Intangible assets, net		0		0
Deferred tax assets		0		0
Other non-current assets and Other current financial assets		(43,090)		(41,861)
Total non-current assets		(292,866)		(337,309)
Total assets		(377,493)		(428,923)
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		0		0
Current portionof lease liabilities		0		0
Interest payable		0		0
Suppliers		(64)		(139)
Other current liabilities		(84,563)		(91,475)
Total current liabilities		(84,627)		(91,614)
Non-current liabilities:
Bank loans and notes payable		0		0
Lease liabilities		0		0
Other non-current liabilities		(43,090)		(41,859)
Total non-current liabilities		(43,090)		(41,859)
Total liabilities		(127,717)		(133,473)
Equity:
Equity attributable to equity holders of the parent		(249,776)		(295,450)
Non-controlling interest in consolidated subsidiaries		0		0
Total equity		(249,776)		(295,450)
Total liabilities and equity		$ (377,493)		$ (428,923)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Total includes Ps. 263 and Ps. 610 outstanding payment with suppliers, as of June 30, 2020 and December 31, 2019, respectively.